Commitments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Summary of operating leases

The minimum lease rentals required under operating leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases
2013	$207,661	$8,471	$216,132
2014	186,978	7,130	194,108
2015	171,409	6,165	177,574
2016	151,911	4,676	156,587
2017	126,841	4,080	130,921
and thereafter	339,481	60,366	399,847

	$1,184,281	$90,888	$1,275,169

The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352